Commitments and Contingencies - Future Minimum Annual Rental Income Payments Under Sublease Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012
Future Minimum Payments Under Non Cancelable Operating Leases With Initial Terms Of One Year Or More [Line Items]
Fiscal 2013	$ 1,574
Fiscal 2014	1,550
Fiscal 2015	912
Total	$ 4,036